Deferred tax assets and liabilities	12 Months Ended
Dec. 31, 2025
Deferred tax assets and liabilities [abstract]
Deferred tax assets and liabilities
17.
Deferred tax assets and liabilities

	December 31, 2025	December 31, 2024*
Property and equipment	(449,586)	(467,144)
Intangible assets	(189,514)	(163,616)
Right-of-use assets	12,272	9,414
Employee benefits	17,193	26,324
Provisions	61,776	87,212
Tax losses	10,380	11,799
Other	1,140	1,307
Net deferred tax liabilities	(536,339)	(494,704)
Presented as:
Deferred tax assets	10,412	13,724
Deferred tax liabilities	(546,751)	(508,428)

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

Movement in temporary differences during the year:

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2024*	or loss	in equity	combinations	2025
Property and equipment	(467,144)	17,152	494	(88)	(449,586)
Intangible assets	(163,616)	8,708	(194)	(34,412)	(189,514)
Long-term debt	9,414	1,416	1,066	376	12,272
Employee benefits	26,324	(5,998)	(3,133)	-	17,193
Provisions	87,212	(20,917)	(2,872)	(1,647)	61,776
Tax losses	11,799	1,245	(2,664)	-	10,380
Other	1,307	(504)	337	-	1,140
Net deferred tax liabilities	(494,704)	1,102	(6,966)	(35,771)	(536,339)

	Balance	Recognized	Recognized	Acquired	Balance
	December 31,	in income	directly	in business	December 31,
	2023	or loss	in equity	combinations*	2024*
Property and equipment	(382,208)	26,249	7,383	(118,568)	(467,144)
Intangible assets	(127,547)	10,318	1,476	(47,863)	(163,616)
Long-term debt	8,600	1,190	(415)	39	9,414
Employee benefits	26,510	8,591	(8,777)	-	26,324
Provisions	51,458	(957)	1,983	34,728	87,212
Tax losses	10,054	(1,624)	(705)	4,074	11,799
Other	506	(866)	1,667	-	1,307
Net deferred tax liabilities	(412,627)	42,901	2,612	(127,590)	(494,704)

* Recast for adjustments to provisional amounts of Daseke prior year’s business combination (see note 5c))

As at December 31, 2025, the Company had $69.3 million (2024 - $148.0 million) in capital losses for which no deferred tax assets has been recognized. These capital losses can be carried forward indefinitely but can only be used against future taxable capital gains. Additionally, as at December 31, 2025 and December 31, 2024, no deferred tax liability was recognized for temporary differences arising from investments in subsidiaries because the Company controls the decisions affecting the realization of such liabilities and it is probable that the temporary differences will not reverse in the foreseeable future.